Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Assets:
Cash and cash equivalents	$ 171,349	$ 3,336,420	$ 5,987,164	$ 2,958,804
Accounts receivable, net	65,024	1,266,110	1,085,670	833,643
Recoverable taxes	13,309	259,118	275,600	542,365
Advance Payment for constructions to related parties	493	9,602	223,498	214,209
Advance Payments to contractors	34,542	672,588	162,165	115,233
Other accounts receivable and prepaid expenses	2,549	49,639	42,333	66,575
Total current assets	287,266	5,593,477	7,776,430	4,730,829
Non-current assets:
Property, leasehold improvements and equipment, net	131,787	2,566,095	2,724,296	2,700,469
Investment in airport concessions, net	715,937	13,940,366	11,680,684	10,229,656
Rights of use of leased assets, net	8,474	165,004	197,131	178,247
Other assets, net	2,472	48,127	46,196	34,621
Deferred income taxes	38,873	756,909	464,404	317,758
Total non-current assets	897,543	17,476,501	15,112,711	13,460,751
Total assets	1,184,809	23,069,978	22,889,141	18,191,580
Current liabilities:
Short-term debt	61,629	1,200,000	2,700,000
Current portion of long-term debt	77,036	1,500,000		3,013,502
Current portion of major maintenance provision	48,748	949,197	692,788	443,570
Current portion of financial leases	1,718	33,446	29,332	26,553
Trade accounts payable	16,757	326,290	213,207	204,048
Payable taxes and other accrued expenses	49,488	963,606	997,854	370,188
Accounts payable to related parties	14,713	286,479	269,249	167,704
Total current liabilities	270,089	5,259,018	4,902,430	4,225,565
Non-current liabilities:
Long-term debt	384,374	7,484,336	4,996,622	1,496,886
Major maintenance provision	53,490	1,041,521	1,048,945	874,415
Guarantee deposits	19,391	377,576	342,120	350,738
Labor obligations	6,239	121,477	129,199	115,691
Financial leases	8,975	174,759	195,404	168,210
Deferred income taxes	2,910	56,671	36,189	133,828
Total non-current liabilities	475,379	9,256,340	6,748,479	3,139,768
Total liabilities	745,468	14,515,358	11,650,909	7,365,333
Commitment and contingencies
Shareholders' equity
Common stock	15,293	297,782	297,782	300,822
Additional paid-in capital	1,530	29,786	29,786	29,786
Total Contributed capital	16,823	327,568	327,568	330,608
Reserve for repurchase of shares	77,036	1,500,000	1,028,188	1,500,000
Retained earnings	335,295	6,528,698	9,702,141	8,824,666
Accumulated other comprehensive loss	665	12,945	(1,936)	(4,933)
Total Earned capital	412,996	8,041,643	10,728,393	10,319,733
Controlling interest	429,819	8,369,211	11,055,961	10,650,341
Non-controlling interest	9,522	185,409	182,271	175,906
Total shareholders' equity	439,341	8,554,620	11,238,232	10,826,247
Total liabilities and shareholders' equity	$ 1,184,809	$ 23,069,978	$ 22,889,141	$ 18,191,580